Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business Combinations
During the year ended December 31, 2021, the Company merged with DFPH with the intent to raise capital and gain access to the public markets. Additionally, the Company closed on five business combinations and one asset acquisition, consistent with the intent to strategically grow its existing markets and expand into new markets. During the six months ended June 30, 2022, the Company closed on one business combination.
DFPH-Legacy TOI Merger
On June 28, 2021, DFPH, Orion Merger Sub I, Inc. ("First Merger Sub"), and Orion Merger Sub II, LLC ("Second Merger Sub") entered into an agreement and plan of merger ("Merger Agreement") with Legacy TOI to affect the Business Combination. In connection with the Business Combination, DFPH entered into subscription agreements with certain investors (the “PIPE Investors”), whereby it issued 17.5 million shares of common stock at $10.00 per share and 100,000 shares of preferred share (collectively, the “PIPE Shares”) for an aggregate investment of $275,000 (“PIPE Investment”), which closed simultaneously with the consummation of the Business Combination.
On the Closing Date, (i) First Merger Sub merged with and into Legacy TOI, with Legacy TOI being the surviving corporation and (ii) immediately following, Legacy TOI merged with and into Second Merger Sub, with Second Merger Sub being the surviving entity and a wholly owned subsidiary of DFPH.
The total merger consideration on the Closing Date was $762,052, consisting of $595,468 in share consideration (consisting of 51.3 million shares of DFPH common stock issued to Legacy TOI at $10.00 per share as well as shares of DFPH common stock issuable per restricted stock units and the exercise of Legacy TOI stock options), and $166,584 in cash. Gross proceeds from the transaction were $333,946. Of that, $167,510 was cash consideration to Legacy TOI equity holders. Legacy TOI also issued 12.5 million shares of common stock pursuant to the terms of an earnout (“Earnout Shares”). The earnout shares are allocable to both Legacy TOI stockholders and Legacy TOI option holders. In connection with the Business Combination, the Company incurred $39,914 of equity issuance costs, consisting of advisory, legal, deferred underwriting, share registration, and other professional fees, of which $6,769 was ascribed to the earnout liability and expensed with the remainder being netted against additional paid-in capital.
On the Closing Date, shares of DFPH common stock that were not otherwise redeemed as part of the DFPH public stockholder vote were automatically converted into shares of TOI common stock on a one-for-one basis. Further, PIPE Shares as well as DFPH common stock that was not otherwise forfeited or subject to earnout automatically converted into TOI common stock on a one-for-one basis. Additionally, holders of DFPH forfeited 555,791 Private Placement Warrants.
All periods prior to the Closing Date reflect the balances and activity of Legacy TOI. The consolidated balances as of December 31, 2020 from the audited consolidated financial statements of Legacy TOI as of that date, share activity (convertible redeemable preferred stock and common stock) and per share amounts in these Condensed Consolidated Statements of Convertible Preferred Shares and Changes in Stockholders' Equity (Deficit) were retroactively adjusted, where applicable, using the recapitalization exchange ratio of 591:1. All previously issued and outstanding shares of Legacy TOI preferred stock classified as mezzanine equity were converted into Legacy TOI common stock and was retroactively adjusted and reclassified to permanent equity as a result of the reverse recapitalization. As a result of the Business Combination, $142,557 of additional paid-in capital was recognized.
Practice Acquisitions
For the acquisition of various clinical practices, the Company applied the acquisition method of accounting, where the total purchase price was allocated, or preliminarily allocated, to the tangible and intangible assets acquired and liabilities assumed, based on their fair values as of the acquisition dates.
Raiker Practice Acquisition
On February 12, 2021 ("Raiker Acquisition Date"), the Company entered into an asset purchase agreement and master services agreement ("Raiker MSA") with Anil N Raiker, M.D., P.L.C., d/b/a Pinellas Cancer Center (the "Raiker Practice") and Anil Raiker, M.D., an individual. Pursuant to the asset purchase agreement, the Company purchased from PCC certain non-clinical assets, properties, and rights. Pursuant to the Raiker MSA, TOI Management established an ongoing management services agreement which grants TOI Management the right to control the non-clinical and management operations of the Raiker Practice. Anil Raiker, M.D. continued to own all of the issued and outstanding equity interests of the Raiker Practice.
Pursuant to the Raiker MSA, and as further described in Note 17, TOI Management became the Raiker Practice's primary beneficiary and thus consolidated the Raiker Practice and its subsidiaries. The consolidation of the Raiker Practice (the "Raiker Practice Acquisition") at the Raiker Acquisition Date constituted a business combination in accordance with ASC 805.
The total consideration for the Acquisition was $1,710, comprised of a cash payment of $892 and deferred consideration of $818. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the Raiker Acquisition Date (February 12, 2022 and 2023, respectively). On February 12, 2022, the Company transferred the first installment of deferred consideration of $409. Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
Subsequent to the Acquisition, the Company filed an amendment to the articles of incorporation of PCC to legally change the name to The Oncology Institute FL, LLC (TOI FL). The change was solely nominal, and the legal form, tax attributes, and books and records of PCC all remained.
Grant Practice Acquisition
On November 12, 2021 ("Grant Acquisition Date"), the Company acquired certain non-clinical assets of Ellsworth Grant, M.D., A Medical Corporation (the “Grant Practice”) from Ellsworth Grant, M.D. (“Dr. Grant”). Further, TOI CA acquired certain clinical assets of the Grant Practice from Dr. Grant. Intangible assets of $450 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 5 years The Company transferred cash consideration of $849 and deferred consideration of $200 to Dr. Grant for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the Grant Acquisition Date (November 12, 2022 and 2023, respectively). Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
The Grant Practice Acquisition was determined to constitute a business combination in accordance with ASC 805.
Orr Practice Acquisition
On November 12, 2021 ("Orr Acquisition Date"), the Company acquired certain non-clinical assets of Leo E. Orr, M.D., Inc. (the “Orr Practice”) from Leo E. Orr, M.D. (“Dr. Orr”). Further, TOI CA acquired certain clinical assets of the Orr Practice from Dr. Orr. Intangible assets of $150 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 5 years. The Company transferred cash consideration of $816 and deferred consideration of $200 to Dr. Orr for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the Orr Acquisition Date (November 12, 2022 and 2023, respectively). Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
The Orr Practice Acquisition was determined to constitute a business combination in accordance with ASC 805.
Dave Practice Acquisition
On November 19, 2021 ("Dave Acquisition Date"), the Company acquired certain non-clinical assets of Sulaba Dave M.D., d.b.a. Radiation Oncology Associates (the “Dave Practice”) from Sulaba Dave M.D. (the “Dr. Dave”). Further, TOI CA acquired certain clinical assets of the Dave Practice from Dr. Dave. Intangible assets of $77 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 2 years. The Company transferred cash consideration of $2,000 and deferred consideration of $750 to Dr. Dave for the purchase. The deferred cash consideration is to be paid in three equal installments on the six, twelfth, and eighteen month anniversaries of the Dave Acquisition Date (May 19, 2022, November 19, 2022, and May 19, 2023, respectively). On May 19, 2022, the Company transferred the first installment of deferred consideration of $250. Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
The Dave Practice Acquisition was determined to constitute a business combination in accordance with ASC 805.
Yang Practice Acquisition
On December 9, 2021 ("Yang Acquisition Date"), the Company, acquired certain non-clinical assets of Global Oncology, Inc. (the “Yang Practice”) from Dr. Honghao Yang M.D. (“Dr. Yang”). Further, TOI CA acquired certain clinical assets of the Practice from Dr. Yang. Intangible assets of $68 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 5 years. The Company transferred cash consideration of $4,615 and deferred consideration of $2,500 to Dr. Yang for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the Yang Acquisition Date (December 9, 2022 and 2023, respectively). The Transaction resulted in the sale of nearly all assets of the practice. Additionally, on the Yang Acquisition Date, Dr. Yang entered into an employment agreement with the Clinical Buyer whereupon Dr. Yang will provide professional services to the Clinical Buyer.
The Yang Practice Acquisition was determined to constitute a business combination in accordance with ASC 805.
Perkins Practice Acquisition
On April 30, 2022 ("Perkins Acquisition Date"), the Company acquired certain non-clinical assets of California Oncology of the Central Valley Medical Group, Inc., (the “Perkins Practice”) from Christopher Perkins, M.D. (“Dr. Perkins”). Further, TOI CA acquired certain clinical assets of the Perkins Practice from Dr. Perkins. In conjunction with the acquisition, the Company also entered into a Professional Service Agreement with Oncology Associates of Fresno Medical Group, Inc. Intangible assets of $2,550 were recognized pursuant to the acquisition in the form of trade names of $2,480 and clinical contracts of $70, with weighted average amortization periods of 10 years and 5 years respectively. The Company transferred cash consideration of $8,920 and deferred consideration of $2,000 to Dr. Perkins for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (April 29, 2023 and 2024, respectively). Considering the
Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
The Perkins Practice Acquisition was determined to constitute a business combination in accordance with ASC 805.
Summary of Consideration Transferred
Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Such assets include synergies we expect to achieve, such as the use of our existing infrastructure to support the added membership, and future economic benefits arising from the assembled workforce. The purchase consideration for the acquisitions has been allocated under the acquisition method of accounting to the estimated fair market value of the net assets acquired including a residual amount of tax deductible goodwill as noted in the provisional fair value table below.
Acquisition costs amounted to $111 and $107 for the three months ended June 30, 2022 and 2021 respectively, and $533 and $197 for the six months ended June 30, 2022 and 2021 respectively, and were recorded as “General and administrative expenses” in the accompanying Condensed Consolidated Statements of Income (Operations).
The following table summarizes the provisional fair values assigned to identifiable assets acquired and liabilities assumed.

	Acquisition
(in thousands)	Raiker	Grant	Orr	Dave	Yang	Perkins	Total
Consideration:
Cash	$892	$849	$816	$2,000	$4,615	$8,920	$18,092
Deferred	818	200	200	750	2,500	2,000	6,468
Fair value of total consideration transferred	$1,710	$1,049	$1,016	$2,750	$7,115	$10,920	$24,560
Estimated fair value of identifiable assets acquired and liabilities assumed:
Cash	$65	$—	$—	$—	$—	$—	$65
Accounts receivable	398	—	183	—	—	—	581
Inventory	62	49	16	—	115	409	651
Property and equipment, net	—	—	13	35	19	123	190
Clinical contracts	—	450	150	77	68	2,550	3,295
Goodwill	1,454	550	837	2,645	6,913	7,850	20,249
Total assets acquired	1,979	1,049	1,199	2,757	7,115	10,932	25,031
Accounts payable	120	—	—	—	—	—	120
Accrued liabilities	—	—	—	7	—	12	19
Current portion of long term debt	149	—	183	—	—	—	332
Total liabilities assumed	269	—	183	7	—	12	471
Net assets acquired	$1,710	$1,049	$1,016	$2,750	$7,115	$10,920	$24,560
The establishment of the allocation to goodwill requires the extensive use of accounting estimates and management judgement. The fair values assigned to the assets acquired are based on estimates and assumptions from data that is readily available.
Summary of Unaudited Supplemental Pro Forma Information
The revenues, earnings, and pro forma effects of the Raiker Practice Acquisition, which occurred during the six months ended June 30, 2021, are not, and would not have been, material to the results of operations, individually and in aggregate. The Company recognized $2,370 cumulative revenue and $230 cumulative net loss in its Condensed Consolidated Statement of Income (Operations) for the three and six months ended June 30, 2022, from the clinical practices acquired during the three and six months ended June 30, 2022.
The pro forma results presented below include the effects of the Perkins Acquisition, as if it had occurred on January 1, 2021. The pro forma results for the three and six months ended June 30, 2022 and 2021 include the additional amortization resulting from the adjustments to the value of intangible assets resulting from purchase accounting. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. The pro forma information does not purport to be indicative of what the Company's results of operations would have been if the acquisitions had in fact occurred at the beginning of the period presented and is not intended to be a projection of the Company's future results of operations. Transaction expenses are included within the pro forma results.

(in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue	$62,386	$54,455	$122,096	$107,646
Net income (loss)	$(5,160)	$4,126	$15,034	$4,051
Mendez Asset Acquisition
On May 1, 2021, TOI Management, through PCC, entered into a purchase agreement to acquire certain clinical assets from Oncology Association, P.A. ("OA") from Pedro Mendez, M.D. Management determined the acquisition of OA is an asset acquisition. The Company paid $500, consisting of cash consideration of $200 and deferred cash consideration of $300, in exchange for intangible assets in the form of payor contracts. The entire $500 was assigned to the payor contract intangible asset class with a weighted average amortization period of 10 years. The deferred cash consideration is to be paid in three equal installments on the first, second, and third anniversaries of the Mendez Asset Acquisition Date (May 1, 2022, May 1, 2023, and May 1, 2024, respectively). On May 1, 2022, the Company transferred the first installment of deferred consideration of $100. Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
Business Combinations
During the year ended December 31, 2021, the Company merged with DFPH with the intent to raise capital and gain access to the public markets. Additionally, the Company closed on five business combinations and one asset acquisition, consistent with the intent to strategically grow its existing markets and expand into new markets.
During the year ended December 31, 2020, the Company closed on a business combination with the intent to strategically grow its existing markets.
DFPH-Legacy TOI Merger
On June 28, 2021, DFPH, Orion Merger Sub I, Inc. ("First Merger Sub"), and Orion Merger Sub II, LLC ("Second Merger Sub") entered into an agreement and plan of merger ("Merger Agreement") with Legacy TOI to affect the Business Combination. In connection with the Business Combination, DFPH entered into subscription agreements with certain investors (the “PIPE Investors”), whereby it issued 17.5 million shares of common stock at $10.00 per share and 100,000 shares of preferred share (collectively, the “PIPE Shares”) for an aggregate investment of $275,000 (“PIPE Investment”), which closed simultaneously with the consummation of the Business Combination.
On the Closing Date, (i) First Merger Sub merged with and into Legacy TOI, with Legacy TOI being the surviving corporation and (ii) immediately following, Legacy TOI merged with and into Second Merger Sub, with Second Merger Sub being the surviving entity and a wholly owned subsidiary of DFPH.
The total merger consideration on the Closing Date was $762,052, consisting of $595,468 in share consideration (consisting of 51.3 million shares of DFPH common stock issued to Legacy TOI at $10.00 per share as well as shares of DFPH common stock issuable per restricted stock units and the exercise of Legacy TOI stock options), and $166,584 in cash. Gross proceeds from the transaction were $333,946. Of that, $167,510 was cash consideration to Legacy TOI equity holders. Legacy TOI also issued 12.5 million shares of common stock pursuant to the terms of an earnout (“Earnout Shares”). The earnout shares are allocable to both Legacy TOI stockholders and Legacy TOI option holders. In connection with the Business Combination, the Company incurred $39,914 of equity issuance costs, consisting of advisory, legal, deferred underwriting, share registration, and other professional fees, of which
$6,769 was ascribed to the earnout liability and expensed with the remainder being netted against additional paid-in capital.
On the Closing Date, shares of DFPH common stock that were not otherwise redeemed as part of the DFPH public stockholder vote were automatically converted into shares of TOI common stock on a one-for-one basis. Further, PIPE Shares as well as DFPH common stock that was not otherwise forfeited or subject to earnout automatically converted into TOI common stock on a one-for-one basis. Additionally, holders of DFPH forfeited 555,791 Private Placement Warrants.
All periods prior to the Closing Date reflect the balances and activity of Legacy TOI. The consolidated balances as of December 31, 2020 from the audited consolidated financial statements of Legacy TOI as of that date, share activity (convertible redeemable preferred stock and common stock) and per share amounts in these consolidated statements of equity were retroactively adjusted, where applicable, using the recapitalization exchange ratio of 591:1. All previously issued and outstanding shares of Legacy TOI preferred stock classified as mezzanine equity were converted into Legacy TOI common stock and was retroactively adjusted and reclassified to permanent equity as a result of the reverse recapitalization. As a result of the Business Combination, $142,557 of additional paid-in capital was recognized.
As of December 31, 2021, the Company had 10,000,000 shares authorized of Series A Common Equivalent Preferred Stock, $0.0001 par value, of which none were issued and outstanding as of December 31, 2020.
Practice Acquisitions
For the acquisition of various clinical practices, the Company applied the acquisition method of accounting, where the total purchase price was allocated, or preliminarily allocated, to the tangible and intangible assets acquired and liabilities assumed, based on their fair values as of the acquisition dates. The Company realized $3,023 cumulative revenue and $1,454 cumulative net loss from the clinical practices acquired in it its consolidated statement of operations for the year ended December 31, 2021.
Raiker Practice Acquisition
On February 12, 2021 ("Raiker Acquisition Date"), the Company entered into an asset purchase agreement and master services agreement ("Raiker MSA") with Anil N Raiker, M.D., P.L.C., d/b/a Pinellas Cancer Center (the "Raiker Practice") and Anil Raiker, M.D., an individual. Pursuant to the asset purchase agreement, the Company purchased from PCC certain non-clinical assets, properties, and rights. Pursuant to the Raiker MSA, TOI Management established an ongoing management services agreement which grants TOI Management the right to control the non-clinical and management operations of the Raiker Practice. Anil Raiker, M.D. continued to own all of the issued and outstanding equity interests of the Raiker Practice.
Pursuant to the Raiker MSA, and as further described in Note 17, TOI Management became the Raiker Practice's primary beneficiary and thus consolidated the Raiker Practice and its subsidiaries. The consolidation of the Raiker Practice (the "Raiker Practice Acquisition") at the Raiker Acquisition Date constituted a business combination in accordance with ASC 805.
The total consideration for the Acquisition was $1,710, comprised of a cash payment of $892 and deferred consideration of $818. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (February 12, 2022 and 2023, respectively). Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
Subsequent to the Acquisition, the Company filed an amendment to the articles of incorporation of PCC to legally change the name to The Oncology Institute FL, LLC (TOI FL). The change was solely nominal, and the legal form, tax attributes, and books and records of PCC all remained.
The revenues, earnings, and pro forma effects of the Acquisition are not, and would not have been, material to the results of operations, individually and in aggregate.
Grant Practice Acquisition
On November 12, 2021 ("Grant Acquisition Date"), the Company acquired certain non-clinical assets of Ellsworth Grant, M.D., A Medical Corporation (the “Grant Practice”) from Ellsworth Grant, M.D. (“Dr. Grant”). Further TOI CA (the “Clinical Buyer”, and together with TOI Management, “Buyers”) acquired certain clinical assets of the Grant Practice from Dr. Grant. Intangible assets of $450 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years The Buyers transferred cash consideration of $849 and deferred consideration of $200 to Dr. Grant for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (November 12, 2022 and 2023, respectively). Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
Orr Practice Acquisition
On November 12, 2021 ("Orr Acquisition Date"), the Company acquired certain non-clinical assets of Leo E. Orr, M.D., Inc. (the “Orr Practice”) from Leo E. Orr, M.D. (“Dr. Orr”). Further TOI CA (the “Clinical Buyer”, and together with TOI Management, “Buyers”) acquired certain clinical assets of the Orr Practice from Dr. Orr. Intangible assets of $150 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years The Buyers transferred cash consideration of $816 and deferred consideration of $200 to Dr. Orr for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (November 12, 2022 and 2023, respectively). Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
Dave Practice Acquisition
On November 19, 2021 ("Dave Acquisition Date"), the Company acquired certain non-clinical assets of Sulaba Dave M.D., d.b.a. Radiation Oncology Associates (the “Dave Practice”) from Sulaba Dave M.D. (the “Dr. Dave”). Further TOI CA (the “Clinical Buyer”, and together with the TOI Management, “Buyers”) acquired certain clinical assets of the Dave Practice from Dr. Dave. Intangible assets of $77 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years. The Buyers transferred cash consideration of $2,000 and deferred consideration of $750 to Dr. Dave for the purchase. The deferred cash consideration is to be paid in three equal installments on the six, twelfth, and eighteen month anniversaries of the transaction closing date (May 19, 2022, November 19, 2022, and May 19, 2023, respectively). Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.
Yang Practice Acquisition
On December 9, 2021 ("Yang Acquisition Date"), the Company, acquired certain non-clinical assets of Global Oncology, Inc. (the “Yang Practice”) from Dr. Honghao Yang M.D. (“Dr. Yang”). Further TOI CA (together with TOI Management, “Buyers”) acquired certain clinical assets of the Practice from Dr. Yang. Intangible assets of $68 were recognized pursuant to the acquisition in the form of clinical contracts with a weighted average amortization period of 10 years. The Buyers transferred cash consideration of $4,615 and deferred consideration of $2,500 to Dr. Yang for the purchase. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (February 12, 2022 and 2023, respectively). The Transaction resulted in the sale of nearly all assets of the practice. Additionally, on the Yang Acquisition Date, Dr. Yang entered into an employment agreement with the Clinical Buyer whereupon Dr. Yang will provide professional services to the Clinical Buyer.
Zevallos Practice Acquisition
During the year ended December 31, 2020, the Company acquired a clinical practice, Manuel Zevallos, MD, a Professional Corporation, for $100 in cash and $50 in deferred cash consideration ("Zevallos Practice Acquisition"), which was paid during the year ended December 31, 2021. The acquisition was only for goodwill and no assets or liabilities were acquired. Considering the Company's incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value
The revenues, earnings, and pro forma effects of the acquisition are not, and would not have been, material to the results of operations, individually and in aggregate.
Summary of Consideration Transferred
Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Such assets include synergies we expect to achieve, such as the use of our existing infrastructure to support the added membership, and future economic benefits arising from the assembled workforce. The purchase consideration for the acquisitions has been allocated under the acquisition method of accounting to the estimated fair market value of the net assets acquired including a residual amount of tax deductible goodwill of approximately $1,453 for the Raiker acquisition, $550 for the Grant acquisition, $837 for the Orr acquisition, $2,645 for the for the Dave acquisition, and $6,913 for the Yang acquisition.
Acquisition costs amounted to $476 in the aggregate for the year ended December 31, 2021, and were recorded as “General and administrative expenses” in the accompanying consolidated statements of operations.
The following table summarizes the provisional fair values assigned to assets acquired and liabilities assumed.

(in thousands)	Raiker Acquisition	Grant Acquisition	Orr Acquisition	Dave Acquisition	Yang Acquisition	Total
Consideration:
Cash	$892	$849	$816	$2,000	$4,615	$9,172
Deferred	818	200	200	750	2,500	4,468
Fair value of total consideration transferred	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640

Estimated fair value of assets acquired and liabilities assumed:
Cash	$65	$—	$—	$—	$—	$65
Accounts receivable	398	—	183	—	—	581
Inventory	62	49	16	—	115	242
Property and equipment, net	—	—	13	35	19	67
Clinical contracts	—	450	150	77	68	745
Goodwill	1,454	550	837	2,645	6,913	12,399
Total assets acquired	1,979	1,049	1,199	2,757	7,115	14,099
Accounts payable	120	—	—	—	—	120
Accrued liabilities	—	—	—	7	—	7
Current portion of long term debt	149	—	183	—	—	332
Total liabilities assumed	269	—	183	7	—	459
Net assets acquired	$1,710	$1,049	$1,016	$2,750	$7,115	$13,640
The establishment of the allocation to goodwill requires the extensive use of accounting estimates and management judgement. The fair values assigned to the assets acquired are based on estimates and assumptions from data that is readily available.
Summary of Unaudited Supplemental Pro Forma Information
The pro forma results presented below include the effects of the Grant Acquisition, Orr Acquisition, Dave Acquisition, and Yang Acquisition, as if they had occurred on January 1, 2020. The pro forma results for the year ended December 31, 2020 include the additional amortization resulting from the adjustments to the value of intangible assets resulting from purchase accounting. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. The pro forma information does not purport to be indicative of what the Company's results of operations would have been if the acquisitions had in fact occurred at the beginning of the period presented and is not intended to be a projection of the Company's future results of operations. Transaction expenses are included within the pro forma results. The pro forma results for the year ended December 31, 2021 are not included since it is impracticable to obtain the financial information of the various acquirees, since such information has not been individually prepared and is not available without the expenditure of significant additional effort and time.

(in thousands)	Year Ended December 31,
2020
Revenue	$202,316
Net loss	$(12,195)
Mendez Asset Acquisition
On May 1, 2021, TOI Management, through PCC, entered into a purchase agreement to acquire certain clinical assets from Oncology Association, P.A. ("OA") from Pedro Mendez, M.D. Management determined the acquisition of OA is an asset acquisition. The Company paid $500, consisting of cash and deferred cash consideration, in exchange for intangible assets in the form of payor contracts. The entire $500 was assigned to the payor contract intangible asset class with a weighted average amortization period of 10 years.